Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 16,362
Ending balance		13,085	$ 179	₨ 16,362
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		39,188		32,869
Translation adjustment		(215)		1,413
Acquisition through business combinations (Refer to Note 7)		3,288		4,906
Deductions/Adjustments		(14,324)
Ending balance		27,937		39,188
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		22,826		19,107
Translation adjustment		(258)		446
Amortization and impairment	[1]	6,608		3,273
Deductions/Adjustments		(14,324)
Ending balance		14,852		22,826
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		14,592
Ending balance		12,078		14,592
Customer related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		32,490		26,924
Translation adjustment		(56)		1,031
Acquisition through business combinations (Refer to Note 7)		2,460		4,535
Deductions/Adjustments		(8,568)
Ending balance		26,326		32,490
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		17,898		15,345
Translation adjustment		(142)		220
Amortization and impairment	[1]	5,060		2,333
Deductions/Adjustments		(8,568)
Ending balance		14,248		17,898
Marketing related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,770
Ending balance		1,007		1,770
Marketing related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		6,698		5,945
Translation adjustment		(159)		382
Acquisition through business combinations (Refer to Note 7)		828		371
Deductions/Adjustments		(5,756)
Ending balance		1,611		6,698
Marketing related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,928		3,762
Translation adjustment		(116)		226
Amortization and impairment	[1]	1,548		940
Deductions/Adjustments		(5,756)
Ending balance		₨ 604		₨ 4,928

[1]	includes impairment charge on certain intangible assets recognized on acquisitions, amounting to ₹ 838, ₹ Nil and ₹ 1,879 for the year ended March 31, 2019, 2020 and 2021, respectively. During the year ended March 31, 2021, change in business strategy of a customer led to a significant decline in the revenue and earnings estimates, resulting in revision of recoverable value of customer-relationship intangible assets recognized on business combination. Further, the Company integrated certain brands acquired as part of a business combination, resulting in discontinuance of the acquired brands. Consequently, the Company has recognized impairment charge ₹ 1,879 for the year ended March 31, 2021 respectively, as part of amortization and impairment. Due to change in our estimate of useful life of customer-related intangibles in an earlier business combination, the Company has recognized additional amortization charge of ₹ Nil, ₹ Nil and ₹ 795 for the year ended March 31, 2019, 2020 and 2021, respectively, as part of amortization and impairment.